Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	IVY FUNDS
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Ivy Managed International Opportunities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Ivy Managed International Opportunities Fund
Objective [Heading]		rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek to provide capital growth and appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 225 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 131 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund will not incur transaction costs, such as commissions, when it buys and sell shares of the underlying funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example and would affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	4.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

			The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Managed International Opportunities Fund is a "fund-of-funds" that seeks to achieve its objective by providing investors a diversified portfolio of international stocks, as well as a modest amount of bonds, by investing primarily in Class I shares of certain Ivy Funds global/international mutual funds, as identified below. Each underlying Ivy Fund, in turn, invests in a diversified portfolio of foreign equity securities of issuers in developed as well as emerging markets, and, to a lesser extent, a mixture of securities and investment grade bonds issued by foreign corporations and governments, and U.S. equity securities with respect to Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund and Ivy Global Income Allocation Fund.

The Board of Trustees of Ivy Funds, based upon the recommendation of Ivy Investment Management Company (IICO), the Fund’s investment manager, has authorized the following target allocation ranges for investment of the Fund’s assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy Emerging Markets Equity Fund	60%	10%
Ivy European Opportunities Fund	60%	10%
Ivy Global Growth Fund	60%	10%
Ivy Global Income Allocation Fund	60%	10%
Ivy International Core Equity Fund	60%	10%

IICO monitors the Fund’s holdings and cash flow and, in general, manages them as needed in order to maintain the Fund’s target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the underlying funds selected for the Fund. In addition, the percentage specified at the high end of the investment range for an underlying fund is a target, and from time to time, IICO or market movements (or a combination of both) may cause the Fund’s investment in an underlying fund to temporarily exceed its target percentage.

			By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of international, including emerging market and, to a lesser extent, U.S. companies of any size as well as a modest amount of fixed-income securities.
Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets.
  Foreign Currency Risk. Foreign securities held by the underlying funds may be denominated in foreign currencies. The value of the Fund's investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. The risks may be exacerbated in countries with emerging markets. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.
  Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund's share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Fund is subject to the same risks as those of the underlying funds it holds. IICO has the authority to select and replace underlying funds. IICO is subject to a potential conflict of interest in doing so because IICO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that IICO has a fiduciary duty to the Fund and must act in the Fund's best interests.
  Equity Funds Risk. The Fund invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Fund is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.

  The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.
  Bond and Fixed-Income Securities Risk. A portion of the Fund's assets may be invested in funds that have exposure to bonds and other fixed-income securities. The principal risks that may be encountered by such investments are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk). Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses, which could result in the duplication of certain fees.
  Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio. There can be no guarantee that its decisions will produce the desired results and the Fund may not perform as well as other similar mutual funds. Furthermore, IICO may alter the asset allocation of the Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Markets can be volatile, and the Fund's holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. The financial crisis that started in 2008 continues to affect the U.S. and foreign economies and has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
			Additional information about the risks of the underlying funds is provided in the underlying funds' prospectus in their respective sections and in the section entitled Additional Information about Principal Investment Strategies, Other Investments and Risks.
Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with that of a broad-based securities market index. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Effective February 11, 2014, the name of one of the Fund’s underlying funds, Ivy Pacific Opportunities Fund, was changed to Ivy Emerging Markets Equity Fund, and its strategy was changed to reflect a concentration in emerging market equity securities. Performance prior to such time in part reflects the Ivy Pacific Opportunities Fund’s former strategy to invest primarily in Pacific region equity securities, and the Fund’s performance may have differed if the Ivy Emerging Markets Equity Fund’s current strategy had been in place. In addition, effective January 1, 2015, the name of Ivy International Growth Fund was changed to Ivy Global Growth Fund and its strategy was changed to reflect a global focus.

			The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with that of a broad-based securities market index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 24.73% (the second quarter of 2009) and the lowest quarterly return was -21.37% (the third quarter of 2011). The Class A return for the year through June 30, 2015 was 1.66%.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Managed International Opportunities Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	[2]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	[5],[6]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.61%
1 Year		rr_ExpenseExampleYear01	$ 729
3 Years		rr_ExpenseExampleYear03	1,054
5 Years		rr_ExpenseExampleYear05	1,401
10 Years		rr_ExpenseExampleYear10	2,376
1 Year		rr_ExpenseExampleNoRedemptionYear01	729
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,054
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,401
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,376
2008		rr_AnnualReturn2008	(40.35%)
2009		rr_AnnualReturn2009	37.78%
2010		rr_AnnualReturn2010	11.78%
2011		rr_AnnualReturn2011	(15.02%)
2012		rr_AnnualReturn2012	15.93%
2013		rr_AnnualReturn2013	15.76%
2014		rr_AnnualReturn2014	(0.22%)
Year to Date Return, Label		rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.66%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	24.73%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.37%)
1 Year		rr_AverageAnnualReturnYear01	(5.93%)
5 Years		rr_AverageAnnualReturnYear05	3.70%
Life of Class		rr_AverageAnnualReturnSinceInception	1.45%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Ivy Managed International Opportunities Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.49%
Fee Waiver and/or Expense Reimbursement	[5],[6]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	2.49%
1 Year		rr_ExpenseExampleYear01	$ 652
3 Years		rr_ExpenseExampleYear03	1,076
5 Years		rr_ExpenseExampleYear05	1,426
10 Years		rr_ExpenseExampleYear10	2,609
1 Year		rr_ExpenseExampleNoRedemptionYear01	252
3 Years		rr_ExpenseExampleNoRedemptionYear03	776
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,326
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,609
1 Year		rr_AverageAnnualReturnYear01	(4.98%)
5 Years		rr_AverageAnnualReturnYear05	3.92%
Life of Class		rr_AverageAnnualReturnSinceInception	1.38%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Ivy Managed International Opportunities Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	[2]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.42%
Fee Waiver and/or Expense Reimbursement	[5],[6]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	2.42%
1 Year		rr_ExpenseExampleYear01	$ 245
3 Years		rr_ExpenseExampleYear03	755
5 Years		rr_ExpenseExampleYear05	1,291
10 Years		rr_ExpenseExampleYear10	2,756
1 Year		rr_ExpenseExampleNoRedemptionYear01	245
3 Years		rr_ExpenseExampleNoRedemptionYear03	755
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,291
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,756
1 Year		rr_AverageAnnualReturnYear01	(1.00%)
5 Years		rr_AverageAnnualReturnYear05	4.15%
Life of Class		rr_AverageAnnualReturnSinceInception	1.46%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Ivy Managed International Opportunities Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	[5],[6]	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.29%
1 Year		rr_ExpenseExampleYear01	$ 131
3 Years		rr_ExpenseExampleYear03	409
5 Years		rr_ExpenseExampleYear05	708
10 Years		rr_ExpenseExampleYear10	1,556
1 Year		rr_ExpenseExampleNoRedemptionYear01	131
3 Years		rr_ExpenseExampleNoRedemptionYear03	409
5 Years		rr_ExpenseExampleNoRedemptionYear05	708
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,556
1 Year		rr_AverageAnnualReturnYear01	(0.18%)
5 Years		rr_AverageAnnualReturnYear05	5.19%
Life of Class		rr_AverageAnnualReturnSinceInception	2.53%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Ivy Managed International Opportunities Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.76%
Fee Waiver and/or Expense Reimbursement	[5],[6]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.76%
1 Year		rr_ExpenseExampleYear01	$ 179
3 Years		rr_ExpenseExampleYear03	554
5 Years		rr_ExpenseExampleYear05	954
10 Years		rr_ExpenseExampleYear10	2,073
1 Year		rr_ExpenseExampleNoRedemptionYear01	179
3 Years		rr_ExpenseExampleNoRedemptionYear03	554
5 Years		rr_ExpenseExampleNoRedemptionYear05	954
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,073
1 Year		rr_AverageAnnualReturnYear01	(0.42%)
5 Years		rr_AverageAnnualReturnYear05
Life of Class		rr_AverageAnnualReturnSinceInception	7.44%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2012
Ivy Managed International Opportunities Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	[5],[6]	rr_FeeWaiverOrReimbursementOverAssets	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.51%
1 Year		rr_ExpenseExampleYear01	$ 154
3 Years		rr_ExpenseExampleYear03	496
5 Years		rr_ExpenseExampleYear05	862
10 Years		rr_ExpenseExampleYear10	1,893
1 Year		rr_ExpenseExampleNoRedemptionYear01	154
3 Years		rr_ExpenseExampleNoRedemptionYear03	496
5 Years		rr_ExpenseExampleNoRedemptionYear05	862
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,893
1 Year		rr_AverageAnnualReturnYear01	(0.04%)
5 Years		rr_AverageAnnualReturnYear05	4.99%
Life of Class		rr_AverageAnnualReturnSinceInception	2.28%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Ivy Managed International Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(6.25%)
5 Years		rr_AverageAnnualReturnYear05	3.46%
Life of Class		rr_AverageAnnualReturnSinceInception	1.02%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Ivy Managed International Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(3.10%)
5 Years		rr_AverageAnnualReturnYear05	2.90%
Life of Class		rr_AverageAnnualReturnSinceInception	1.09%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Ivy Managed International Opportunities Fund | MSCI ACWI ex U.S.A. Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on April 2, 2007)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(3.87%)
5 Years		rr_AverageAnnualReturnYear05	4.43%
Life of Class		rr_AverageAnnualReturnSinceInception	0.92%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
[3]	Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the underlying funds in which the Fund invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the Fund's most recent fiscal year.
[4]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[5]	Through July 31, 2016, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[6]	Through July 31, 2016, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary operating expenses, excluding acquired fund fees and expenses, for the Fund's Class A shares at 0.49%, Class B shares at 1.40%, Class C shares at 1.29%, Class I shares at 0.16%, Class R shares at 0.72% and Class Y shares at 0.38%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.